Stock-based Compensation Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation Plan
7.	STOCK-BASED COMPENSATION PLAN
The Company has a 2014 Equity Incentive Plan (the “Plan”) under which it has authorized 10,524,556 shares of common stock to be reserved for grants or sale. The stock awards may be issued as Incentive Stock Options (“ISO”),
Non-statutory
Stock Options (“NSO”), Stock Appreciation Rights, Restricted Stock Awards, or Restricted Stock Unit Awards. Only employees are eligible to receive ISO awards. Employees, directors, and consultants who are providing continuous service to the Company are eligible to receive stock awards other than ISOs.
No Stock Appreciation Rights, Restricted Stock Awards, or Restricted Stock Unit Awards are outstanding as of September 30, 2021 and December 31, 2020.
Option prices for ISOs are normally set at not less than the fair market value of the Company’s common stock at the date of grant. Employee options generally cliff vest at the end of the first year and then 1/48 th
over the remaining three years. The Board has the power to accelerate the vesting of options granted. There were no accelerations during the three and nine months ended September 30, 2021 and 2020. Options are contingent on continued employment with the Company. Grants expire 10 years from the date of grant.
A summary of options outstanding under the Plan as of September 30, 2021 and changes during the nine months ended September 30, 2021 is presented below:

	Options Outstanding
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic values ($‘000s)
Balances as of December 31, 2020	3,891,768	$0.44	8.23	$4,333
Granted	987,500	$2.57
Exercised	(1,685,675)	$0.40
Forfeited	(400,938)	$0.69

Balances as of September 30, 2021	2,792,655	$1.18	8.53	$30,331

Options vested and exercisable - September 30, 2021	702,291	$0.44	3.37	$8,150

In accordance with Accounting Standards Codification (ASC) 718, the fair value of each option grant has been estimated as of the date of grant using the Black-Scholes Merton option-pricing model based on the following weighted average assumptions:

	Nine Months Ended September 30,
	2021	2020
Risk-free rate	1.01%	1.12%
Expected dividends	—	—
Expected term	6 years	6 years
Expected volatility	75%	70%
The compensation expense is allocated on a departmental basis, based on the classification of the award holder. The following table presents the amount of stock-based compensation related to stock-based awards to employees on the Company’s Statements of Operations and Other Comprehensive Loss (in thousands):

	Nine Months Ended September 30,
	2021	2020
Research and development	$223	$54
Sales and marketing	48	33
General and administrative	349	164

Total stock-based compensation	$620	$251

12.	STOCK-BASED COMPENSATION PLAN
The Company has a 2014 Equity Incentive Plan (the “Plan”) under which it has authorized 10,524,556 shares of common stock to be reserved for grants or sale. The stock awards may be issued as Incentive Stock Options (ISO), Non-statutory Stock Options (NSO), Stock Appreciation Rights, Restricted Stock Awards, or Restricted Stock Unit Awards. Only employees are eligible to receive ISO awards. Employees, directors, and consultants who are providing continuous service to the Company are eligible to receive stock awards other than ISOs.
No Stock Appreciation Rights, Restricted Stock Awards, or Restricted Stock Unit Awards are outstanding as of December 31, 2020 and 2019.
Option prices for incentive stock options are normally set at not less than the fair market value of the Company’s common stock at the date of grant. Employee option grants generally cliff vest twenty-five percent at the end of the first year and 1/48 th
of the total option shares shall vest each month thereafter as long as the optionee remains an employee of or consultant to the Company; however, some vesting dates granted under the Plan began prior to the grant date, which accelerated the vesting period for the related options. The Board has the power to accelerate the vesting of options granted. There were no accelerations during fiscal years 2019 and 2020. Options are contingent on continued employment with the Company. Grants expire 10 years from the date of grant.
Shares Available for Future Grant
—Shares available for future grant under the Company’s 2014 Plan as of December 31, 2020 and 2019, consist of the following:

	2020	2019
Shares Available for future grant	5,993,465	7,855,010

The Company issues new shares upon a share option exercise or release.
A summary of option activity under the Plan as of December 31, 2020 and 2019 and changes during the years ended December 31, 2020 and 2019 is presented below:

	Options Outstanding
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic values ($‘000s)
Balances as of December 31, 2018	2,238,598	$0.37	8.83	$332
Granted	17,500	$0.45
Exercised	(30,000)	$0.22
Forfeited	(121,875)	$0.45

Balances as of December 31, 2019	2,104,223	$0.37	7.82	$821
Granted	2,221,278	$0.49
Exercised	(74,000)	$0.09
Forfeited	(359,733)	$0.43

Balances as of December 31, 2020	3,891,768	$0.44	8.23	$4,333

Options vested and exercisable - December 31, 2019	1,424,380	$0.34	7.48	$604

Options vested and exercisable - December 31, 2020	1,918,067	$0.39	7.21	$2,215

The aggregate intrinsic value is the fair market value on the reporting date less the exercise price for each option.
The aggregate intrinsic value of the options exercised was $48 thousand and $9 thousand during the years ended December 31, 2020 and 2019, respectively.
The fair value of each stock option award is estimated on the date of the grant using the Black-Scholes Merton option-pricing model. For options granted during the years ended December 31, 2020, and 2019, respectively, the weighted average estimated fair value using the Black-Scholes Merton option pricing model was $0.65 and $0.36 per option, respectively.

In accordance with ASC 718, the fair value of each option grant has been estimated as of the date of grant using the following weighted average assumptions:

	2020	2019
Risk-free rate	0.93%	2.63%
Expected dividends	—	—
Expected term	6 years	6 years
Expected volatility	71.06%	76.77%
The compensation expense is allocated on a departmental basis, based on the classification of the award holder. The following table presents the amount of stock-based compensation related to stock-based awards to employees on the Company’s statements of loss during the years ended December 31, 2020 and 2019 (in thousands):

	2020	2019
Research and development	$79	$59
Sales and marketing	47	38
General and administrative	184	78

Total stock-based compensation	$310	$175

As of December 31, 2020, there was approximately $1,193 thousand of unamortized stock-based compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 2.5 years.